Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	1,869,345
Proposed Maximum Offering Price per Unit	20.08
Maximum Aggregate Offering Price	$ 37,536,448
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,184
Offering Note

(1) Represents additional shares of Common Stock to be registered and available for grant under the 2024 EIP resulting from the annual 5% automatic increase in the number of authorized shares available for issuance under the 2024 EIP pursuant to the provision of the 2024 EIP providing for an annual automatic increase in the number of shares reserved for issuance under the 2024 EIP.

(2) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $20.08 was computed by averaging the high and low prices of a share of Registrant’s common stock as reported on The Nasdaq Stock Market LLC (“Nasdaq”) on March 18, 2026, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	373,869
Proposed Maximum Offering Price per Unit	17.06
Maximum Aggregate Offering Price	$ 6,378,206
Fee Rate	0.01381%
Amount of Registration Fee	$ 881
Offering Note

(1) Represents additional shares of Common Stock to be registered and available for grant under the 2024 ESPP resulting from the annual 1% automatic increase in number of authorized shares available for issuance under the 2024 ESPP pursuant to the provision of the 2024 ESPP providing for an annual automatic increase in the number of shares reserved for issuance under the 2024 ESPP.

(2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee. The proposed maximum offering price per share of $20.08 was computed by averaging the high and low prices of Common Stock as reported on Nasdaq on March 18, 2026, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2024 ESPP.